INVESTMENT IN BIOCANCELL (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENT IN BIOCANCELL [Abstract]
Schedule of Investment in BioCancell
	December 31,
	2013	2014

Investment in BioCancell	$397	$85